Annual Total Returns- Alger Capital Appreciation Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Capital Appreciation Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.97%)	17.84%	34.89%	13.12%	6.25%	0.33%	31.22%	(1.00%)	33.14%	41.63%